RESTRUCTURING (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Restructuring Reserve	0.7	0.9	0.4
2011 and prior initiatives [Member]
Restructuring Reserve	0.1	0.2	0.2
Year 2012 Initiatives [Member]
Restructuring Reserve	0	0.7	0.2
Year 2013 Initiatives [Member]
Restructuring Reserve	0.6	0	0